BANK CREDIT AND LOANS (Schedule of Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Short-term and Long-term Debt [Line Items]
Convertible Note and Loans from shareholders, net (Note 9)		$ 1,634
Convertible notes from controlling shareholders, net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	3,175	3,090
Less: Beneficial Conversion Feature	$ (103)	$ (1,456)